Shareholders' Equity and Equity incentive Plan	12 Months Ended
Dec. 31, 2023
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Shareholders’ Equity and Equity incentive Plan
9.	Shareholders’ Equity and Equity incentive Plan

A.	General:

The Ordinary Shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

On March 21, 2021, the Company's shareholders approved the change of share capital from NIS 0.01 par value to no par-value.

On March 21, 2021, the Company's shareholders approved a share split of the Company’s Ordinary Shares at a ratio of 1-to 600. As a result of the share split, (i) every one authorized, issued and outstanding ordinary share was increased to six hundred (600) of shares authorized, issued and outstanding Ordinary Shares, (ii) the number of Ordinary Shares into which each outstanding option to purchase an Ordinary Share is exercisable was proportionally increased on a 1-to 600 basis, (iii) all share prices and exercise prices were proportionally decreased. All of the share numbers, share prices, and exercise prices have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 1-to 600 shares split, and (iv) the conversion ratio for the convertible preferred shares to Ordinary Shares was updated on a 1-to 600 basis.

All references to ordinary and convertible preferred shares amounts and per share amounts have been retroactively restated to reflect the change in par value as if it had taken place as of the beginning of the earliest period presented.

B.	Share options plans:

In 2013, the Company adopted the Global-e Online Ltd. 2013 Share Incentive Plan (“2013 Plan”), under which the Company may grant various forms of equity incentive compensation at the discretion of the board of directors, including share options. The awards have varying terms, but generally vest over four years. Share options expire between 7 and 10 years after the date of grant. The Company issues new Ordinary Shares upon exercise of share options.

In February 2019, the Company extended the contractual term for all share option grants from 7 years to 10 years. The Company concluded that the extension of the contractual term for all share option grants modified the terms of all outstanding share options held by employees and nonemployees.

The Company no longer grant any awards under the 2013 Plan as it was superseded by the 2021 Plan, although previously granted awards remain outstanding. Ordinary Shares subject to outstanding options granted under the 2013 Plan that expire or become unexercisable without having been exercised in full will become available again for future grant under the 2021 Plan.

The 2021 Share Incentive Plan, or the 2021 Plan, was adopted by the Company’s board of directors on March 1, 2021. The 2021 Plan provides for the grant of equity-based incentive awards to the Company’s employees, directors, office holders, service providers and consultants in order to incentivize them to increase their efforts on behalf of the Company and to promote the success of the Company’s business.

The maximum number Ordinary Shares available for issuance under the 2021 Plan is equal to the sum of (i) 13,500,000 shares, (ii) any shares subject to awards under the 2013 Plan which have expired, or were cancelled, terminated, forfeited or settled in cash in lieu of issuance of shares or became unexercisable without having been exercised, and (iii) an annual increase on the first day of each year beginning in 2022 and on January 1st of each calendar year thereafter during the term of the Plan, equal to five percent (5%) of the outstanding Ordinary Shares of the Company on the last day of the immediately preceding calendar year. No more than 13,500,000 Ordinary Shares may be issued upon the exercise of incentive stock options, or ISOs. If permitted by the Company’s board of directors, shares tendered to pay the exercise price or withholding tax obligations with respect to an award granted under the 2021 Plan or the 2013 Plan may again be available for issuance under the 2021 Plan. The Company’s board of directors may also reduce the number of Ordinary Shares reserved and available for issuance under the 2021 Plan in its discretion.

A summary of share option activity under the Company’s equity incentive plan and related information is as follows:

	Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)

Balance as of December 31, 2022	9,054,293	$2.38	6.20	$165,347
Granted	-
Exercised	(1,258,511)	$1.24		$48,312
Forfeited	(34,125)	$2.07
Balance as of December 31, 2023	7,761,657	$2.56	5.44	$287,694
Exercisable as of December 31, 2023	7,368,603	$2.47	5.37	$294,894

During the year ended December 31, 2021, 2022 and 2023 no share options were granted. For the years ended December 31, 2021, 2022 and 2023 the total intrinsic value of the options exercised were $124,763, $18,991 and $48,312, respectively. As of December 31, 2023, unrecognized share-based compensation cost related to unvested share options was $1,849, which is expected to be recognized over a weighted-average period 0.63 years.

A summary of RSU’s activity under the Company’s equity incentive plan and related information is as follows:

	Amount of RSU’s	Weighted average grant date fair value

Unvested as of December 31, 2022	1,348,682	$36.18
Granted	1,515,673	28.55
Vested	(757,613)	34.38
Forfeited	(149,685)	30.08

Unvested as of December 31, 2023	1,957,057	$31.15

As of December 31, 2021,2022 and 2023, unrecognized share-based compensation cost related to unvested RSU’s was $23,402, $38,614 and $49,315, respectively, which are expected to be recognized over a weighted-average period of 2.55, 2.17 and 2.38 years.

Share-Based Compensation

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Year Ended December 31,
	2021	2022	2023
	(in thousands)

Cost of revenue	$85	$262	$639
Research and development	4,192	21,970	26,266
Sales and marketing	1,287	3,877	4,259
General and administrative	6,437	12,800	13,796
Total share-based compensation expense	$12,001	$38,909	$44,960

The Company has the following Ordinary Shares reserved for future issuance:

	December 31,
	2022	2023

Outstanding share options	9,054,293	7,761,657
Unvested RSU’s	1,348,682	1,957,057
Remaining shares available for future issuance under the Incentive Plan	19,705,622	18,370,826

Total shares of Ordinary Shares reserved	30,108,597	28,089,540

Ordinary Share warrants

Ordinary Share warrants are included as a component of additional paid in capital within the consolidated balance sheets.

During the year ended December 31, 2021, the Company granted warrants to purchase 19,604,239 shares of Ordinary Shares in connection with a commercial agreement with Shopify Inc. The exercise price was $0.01 per share, and the term of the warrants was 10 years. The Company valued the warrants at the grant date using the Black-Scholes-Merton option pricing model. In connection with these warrants, the Company recognized an asset of $423.1 and $470.5 million as of December 31, 2022, and 2023, respectively associated with the fair value of the warrants, of which 19,604,239 were vested and exercised as of December 31, 2023.

During the year ended December 31, 2022, the Company granted warrants to purchase 1,289,064 shares of Ordinary Shares in connection with a commercial agreement with Shopify Inc which were all vested and exercised. The exercise price was $0.01 per share, and the term of the warrants was 10 years. The Company valued the warrants at the fair market value at the grant date. In connection with these warrants, the Company recognized an asset of $81.7 million as of December 31, 2022 associated with the fair value of the warrants.

During the year ended December 31, 2022 the Company granted warrants of up to an aggregate of 738,081 Ordinary Shares which will vest upon the achievements of certain performance milestones. As of December 31, 2023, the first milestone has been completed and 246,027 warrants to Ordinary Shares were exercised by Shopify Inc for the price of $0.01 per share. As the Company estimates that all predetermined terms will be met, the Company recorded expenses related to this warrant to represent the probable future economic benefits to be realized over a four-year expected benefit period.

This asset is recorded in the Company’s consolidated balance sheets. Refer to Note 7.